Virtus Greater Asia ex Japan Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated March 31, 2011 to the Prospectus dated January 31, 2011,

as supplemented March 15, 2011 and March 28, 2011

IMPORTANT NOTICE TO INVESTORS OF VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND

Effective March 31, 2011, the style benchmark shown in the fund's prospectus is changing from the MSCI AC Far East ex Japan Index (Net) to the MSCI AC Asia Pacific ex Japan Index (Net). The new benchmark more closely reflects the fund's country allocation strategy than did the former benchmark.

Accordingly, the Average Annual Total Return table in the fund's current prospectus, and the paragraph immediately below it, are hereby restated as follows:

	One Year	Since Inception	Inception Date
Class A Shares
Return Before Taxes	18.50%	34.39%	4/21/2009
Return After Taxes on Distributions	14.68%	31.17%	4/21/2009
Return After Taxes on Distributions and Sale of Fund Shares	12.93%	28.08%	4/21/2009
Class C Shares
Return Before Taxes	24.91%	38.17%	4/21/2009
Class I Shares
Return Before Taxes	26.05%	39.52%	4/21/2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	27.36%
MSCI AC Asia Pacific ex Japan Index (Net) (reflects no deduction for fees, expenses or taxes)	18.13%	43.21%
MSCI AC Far East ex Japan Index (Net) (reflects no deduction for fees, expenses or taxes)	19.44%	40.63%

The S&P 500 Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI AC Asia Pacific ex Japan Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of developed and emerging markets in Asia (excluding Japan), as well as Australia and New Zealand. The MSCI AC Far East ex Japan Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of developed and emerging markets in the Far East, excluding Japan. Effective March 31, 2011, the fund's style benchmark is the MSCI AC Asia Pacific ex Japan Index (net). The country allocation of the new benchmark more closely reflects the fund's country allocation strategy than did the country allocation of the MSCI AC Far East ex Japan Index (net). The indexes are calculated on a total-return basis with dividends reinvested.

Investors should retain this supplement with the Prospectus for future reference.

Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Virtus Greater Asia ex Japan Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.50%
Since Inception	rr_AverageAnnualReturnSinceInception	34.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.68%
Since Inception	rr_AverageAnnualReturnSinceInception	31.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.93%
Since Inception	rr_AverageAnnualReturnSinceInception	28.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.91%
Since Inception	rr_AverageAnnualReturnSinceInception	38.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.05%
Since Inception	rr_AverageAnnualReturnSinceInception	39.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001005020_SupplementTextBlock

Virtus Greater Asia ex Japan Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated March 31, 2011 to the Prospectus dated January 31, 2011,

as supplemented March 15, 2011 and March 28, 2011

IMPORTANT NOTICE TO INVESTORS OF VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND

Effective March 31, 2011, the style benchmark shown in the fund's prospectus is changing from the MSCI AC Far East ex Japan Index (Net) to the MSCI AC Asia Pacific ex Japan Index (Net). The new benchmark more closely reflects the fund's country allocation strategy than did the former benchmark.

Accordingly, the Average Annual Total Return table in the fund's current prospectus, and the paragraph immediately below it, are hereby restated as follows:

	One Year	Since Inception	Inception Date
Class A Shares
Return Before Taxes	18.50%	34.39%	4/21/2009
Return After Taxes on Distributions	14.68%	31.17%	4/21/2009
Return After Taxes on Distributions and Sale of Fund Shares	12.93%	28.08%	4/21/2009
Class C Shares
Return Before Taxes	24.91%	38.17%	4/21/2009
Class I Shares
Return Before Taxes	26.05%	39.52%	4/21/2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	27.36%
MSCI AC Asia Pacific ex Japan Index (Net) (reflects no deduction for fees, expenses or taxes)	18.13%	43.21%
MSCI AC Far East ex Japan Index (Net) (reflects no deduction for fees, expenses or taxes)	19.44%	40.63%

The S&P 500 Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI AC Asia Pacific ex Japan Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of developed and emerging markets in Asia (excluding Japan), as well as Australia and New Zealand. The MSCI AC Far East ex Japan Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of developed and emerging markets in the Far East, excluding Japan. Effective March 31, 2011, the fund's style benchmark is the MSCI AC Asia Pacific ex Japan Index (net). The country allocation of the new benchmark more closely reflects the fund's country allocation strategy than did the country allocation of the MSCI AC Far East ex Japan Index (net). The indexes are calculated on a total-return basis with dividends reinvested.

Investors should retain this supplement with the Prospectus for future reference.

Performance [Table]	rr_PerformanceTableTextBlock
Average Annual Total Returns Virtus Greater Asia ex Japan Opportunities Fund	One Year	Since Inception	Inception Date
Class A	18.50%	34.39%	Apr 21, 2009
Class A Return After Taxes on Distributions	14.68%	31.17%	Apr 21, 2009
Class A Return After Taxes on Distributions and Sale of Fund Shares	12.93%	28.08%	Apr 21, 2009
Class C	24.91%	38.17%	Apr 21, 2009
Class I	26.05%	39.52%	Apr 21, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	27.36%
MSCI AC Asia Pacific ex Japan Index (Net) (reflects no deduction for fees, expenses or taxes)	18.13%	43.21%
MSCI AC Far East ex Japan Index (Net) (reflects no deduction for fees, expenses or taxes)	19.44%	40.63%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The S&P 500 Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI AC Asia Pacific ex Japan Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of developed and emerging markets in Asia (excluding Japan), as well as Australia and New Zealand. The MSCI AC Far East ex Japan Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of developed and emerging markets in the Far East, excluding Japan. Effective March 31, 2011, the fund's style benchmark is the MSCI AC Asia Pacific ex Japan Index (net). The country allocation of the new benchmark more closely reflects the fund's country allocation strategy than did the country allocation of the MSCI AC Far East ex Japan Index (net). The indexes are calculated on a total-return basis with dividends reinvested.

Virtus Greater Asia ex Japan Opportunities Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.36%
Virtus Greater Asia ex Japan Opportunities Fund | MSCI AC Asia Pacific ex Japan Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.13%
Since Inception	rr_AverageAnnualReturnSinceInception	43.21%
Virtus Greater Asia ex Japan Opportunities Fund | MSCI AC Far East ex Japan Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.44%
Since Inception	rr_AverageAnnualReturnSinceInception	40.63%